CONVERTIBLE NOTES (Details Narrative)	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Interest rates on notes compounded semi annually	12.00%
Conversion price | $ / shares	$ 0.01
Accrued interest	$ 7,657
David Lifschultz And Bruce Abbott Member
Principal balance due increased in percentage	2.69%
Accrued interest increased in percentage	2.69%
Principal balance due increased	$ 5,765
Accrued interest increased	1,892
David Lifschultz And Bruce Abbott Member | Top Member
Principal balance due	220,139
Accrued interest	72,256
David Lifschultz And Bruce Abbott Member | Bottom Member
Principal balance due	214,375
Accrued interest	$ 70,364